Consolidated and Combined Statements of Stockholders Equity (USD $) In Millions, except Share data	Total	Common Stock	Additional Paid-in Capital	Parent Company Investment	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance at Sep. 25, 2009	$ 3,486	$ 0	$ 0	$ 3,418	$ 68
Balance (in shares) at Sep. 25, 2009		0
Total comprehensive income	250
Net income	239			239
Other comprehensive income	11				11
Change in parent company investment	1,430			1,430
Balance at Sep. 24, 2010	5,166	0	0	5,087	79
Balance (in shares) at Sep. 24, 2010		0
Total comprehensive income	376
Net income	376			376
Other comprehensive income	0
Change in parent company investment	(311)			(311)
Balance at Sep. 30, 2011	5,231			5,152	79
Total comprehensive income	96			93	3
Net income	93
Other comprehensive income	3
Change in parent company investment	(49)			(49)
Balance at Dec. 30, 2011	5,278	0	0	5,196	82
Balance (in shares) at Dec. 30, 2011		0
Balance at Sep. 30, 2011	5,231	0	0	5,152	79
Balance (in shares) at Sep. 30, 2011		0
Total comprehensive income	408
Net income	394			394
Other comprehensive income	14				14
Conversion of parent company investment	(482)	2	5,062	(5,546)
Conversion of parent company investment (in shares)		231,000,000
Balance at Sep. 28, 2012	5,157	2	5,062	0	93	0
Balance (in shares) at Sep. 28, 2012	231,094,332	231,000,000
Total comprehensive income	101				(4)	105
Net income	105
Dividends declared ($0.125 per share)	(29)					(29)
Other comprehensive income	(4)
Common stock repurchases	(32)		(32)
Common stock repurchases (in shares)		(1,000,000)
Exercise of stock options and vesting of restricted stock units	27		27
Exercise of stock options and vesting of restricted stock units (in shares)		3,000,000
Stock-based compensation expense	4		4
Separation-related adjustments to additional paid-in capital	36		36
Balance at Dec. 28, 2012	$ 5,264	$ 2	$ 5,097		$ 89	$ 76
Balance (in shares) at Dec. 28, 2012	232,783,101	233,000,000